Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Class A Common Stock [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued		10,350,000	0
Common stock, shares outstanding		103,500,000
Common stock, shares issued	10,350,000	10,350,000
Common stock, shares issued	103,500	103,500
Common stock, shares outstanding	103,500	103,500
Class A Common Stock [Member] | Common Stock Subject To Mandatory Redemption [Member]
Temporary Equity, Shares Outstanding	10,350,000	10,350,000	0
Temporary Equity, Par or Stated Value Per Share	$ 10.2	$ 10.2	$ 10.2
Class B Common Stock [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, shares issued	2,587,500	2,587,500	2,156,250
Common stock, shares outstanding	2,587,500	2,587,500	2,156,250